REVENUE, OTHER INCOME AND GAINS - Summary of Transaction Price Allocation to Performance Obligations (Details) - Novartis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [line items]
Total	$ 138,056	$ 125,310
Remaining unsatisfied performance obligation	68,789	125,310
Total
Disclosure of performance obligations [line items]
Total	68,789	125,310
PO1: Licensing of Intellectual Property and Completion of Legend Phase 1 Trial
Disclosure of performance obligations [line items]
Total	68,490	120,710
Remaining unsatisfied performance obligation	68,490	120,710
PO2: Supply of Materials
Disclosure of performance obligations [line items]
Total	$ 299	$ 4,600